Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax

9.	Income Tax

The Company’s net deferred tax assets (liabilities) as of December 31, 2022, and December 31, 2021, is as follows:

Deferred tax assets:	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Start-up costs	$1,166,654	$53,469
Net operating loss carryforwards	-	-
Total deferred tax assets	1,166,654	53,469
Valuation allowance	(1,166,654)	(53,469)
Deferred tax assets, net of allowance	$-	$-

The income tax provision for the year ended December 31, 2022, and for the period from July 14, 2021 (inception) through December 31, 2021 consists of the following:

	FOR THE YEAR ENDED DECEMBER 31, 2022		FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Federal
Current		$800,905	$-
Deferred		(227,143)	(53,469)
State
Current	$		$-
Deferred		-	-
Change in valuation allowance		227,143	53,469
Income tax provision		$800,905	$-

As of December 31, 2022, and December 31, 2021, the Company had available U.S. federal operating loss carry forwards of approximately $0 and $53,469, respectively, that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, and for the period from July 14, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $227,143 and $53,469, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2022, and December 31, 2021 is as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	7.9%	(21.0)%
Income tax provision	28.9%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction which remain open and are subject to examination.